Earnings/(loss) from associates - after interest and tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of associates [line items]
(Earnings)/loss from associates - after interest and tax	£ 1.0	£ (63.8)
Restructuring and transformation costs	£ 86.8	81.2
Kantar
Disclosure of associates [line items]
Amortisation and impairment of acquired intangible assets other than goodwill		46.7
Restructuring and transformation costs		£ 24.8